Dividends on ordinary shares (Details) - GBP (£) £ / shares in Units, £ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Dividends on ordinary shares [Abstract]
Dividends paid, ordinary shares per share (in GBP per share)	£ 0.040	£ 0.010
Dividends paid, ordinary shares	£ 664	£ 173